N-2	Aug. 12, 2024
Cover [Abstract]
Entity Central Index Key	0001676197
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	APOLLO DIVERSIFIED CREDIT FUND
Risks Related to the Funds Investments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The risk factor titled “Credit Linked Notes” under “Summary of Risks - Risks Related to the Fund’s Investments” is hereby deleted and replaced with the following:

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Credit Linked Notes.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time (“CLNs”). CLNs may be speculative and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.

The risk factor titled “CLNs” under “RISK FACTORS - Risks Related to the Fund’s Investments” is hereby deleted and replaced with the following:

•
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.

Credit Linked Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

•
Credit Linked Notes.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time (“CLNs”). CLNs may be speculative and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.

•
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.